Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair value measurement [Abstract]
Disclosure of fair value measurement of assets and liabilites [Table Text Block]

The following table provides the fair value measurement hierarchy of PagSeguro Group's financial assets and financial liabilities as of December 31, 2025:

	December 31, 2025
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and cash equivalents	—	1,857,507	—
Financial investments	195,565	394,403	—
Compulsory reserve	4,271,581	—	—
Accounts receivable	—	56,061,414	—
Derivatives financial instruments	—	4,206,368	—
Credit portfolio	—	4,924	—
Other receivables	—	365,465	—
Judicial deposits	—	116,220	—
Receivables from related parties	—	25,902	—
Financial liabilities
Payables to third parties	—	10,893,747	—
Checking Accounts	—	12,243,699	—
Obligations to FIDC quota holders	—	1,171,463	—
Trade payables	—	606,743	—
Payables to related parties	—	780,398	—
Dividends to be paid	—	184,686	—
Banking Issuances	—	28,427,994	—
Borrowings	—	2,436,846	—
Derivative Financial Instruments	—	123,951	—
Deferred revenue	—	109,980	—
Other liabilities	—	106,693	—

	December 31, 2024
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and cash equivalents	27,730	899,938	—
Financial investments	124,945	362,979	—
Compulsory reserve	4,761,404	—	—
Accounts receivable	—	56,650,480	—
Credit portfolio	—	3,152,793	—
Derivative financial instruments	—	58,470	—
Other receivables	—	284,367	—
Judicial deposits	—	79,591	—
Receivables from related parties	—	31,849	—
Financial liabilities
Payables to third parties	—	11,642,218	—
Checking accounts	—	12,030,573	—
Obligations to FIDC quota holders	—	1,151,384	—
Trade payables	—	663,229	—
Payables to related parties	—	1,131,246	—
Deposits	—	24,089,234	—
Derivative financial instruments	—	4,521,503	—
Borrowings	—	69,969	—
Deferred revenue	—	145,428	—
Other liabilities	—	198,734	—